Premises And Equipment And Operating Leases	12 Months Ended
Dec. 31, 2020
Premises And Equipment And Operating Leases [Abstract]
Premises And Equipment And Operating Leases

NOTE 8- PREMISES AND EQUIPMENT AND OPERATING LEASES

Year-end premises and equipment were as follows:

	December 31, 2020	December 31, 2019
Land and land improvements	$1,293	$1,293
Buildings	4,140	4,294
Furniture, fixtures and equipment	2,971	2,729
	8,404	8,316
Less: accumulated depreciation	(4,674)	(4,325)
	$3,730	$3,991

Depreciation expense for 2020 and 2019 totaled $381 and $316, respectively.

Operating Leases:

A lease is defined as a contract, or part of a contract, that conveys the right to control the use of identified property, plant or equipment for a period of time in exchange for consideration. On January 1, 2019, the Company adopted ASU No. 2016-02, Leases (Topic 842) and all subsequent ASUs that modified Topic 842. For the Company, Topic 842 primarily affected the accounting treatment for operating lease agreements in which the Company is the lessee.

The leases in which the Company is the lessee are comprised of real estate property for branches and offices and for equipment with terms extending through 2024. All of our leases are classified as operating leases, and therefore, were previously not recognized on the Company’s consolidated balance sheets. With the adoption of Topic 842, operating lease agreements are required to be recognized on the consolidated balance sheets as a right-of-use (“ROU”) asset and a corresponding operating lease liability.  The Company does not have any leases classified as finance leases.

The calculated amounts of the ROU assets and lease liabilities are impacted by the length of the lease term and the discount rate used to present value the minimum lease payments. The Company’s lease agreements often include one or more options to renew at the Company’s discretion which were considered, as applicable, in the calculation of the ROU assets and lease liabilities.  If at lease inception, the Company considers the exercising of a renewal option to be reasonably certain, the Company will include the extended term in the calculation of the ROU asset and lease liability. Regarding the discount rate, Topic 842 requires the use of the rate implicit in the lease whenever this rate is readily determinable. As this rate is not readily determinable in our operating leases, the Company utilizes its incremental borrowing rate at lease inception, on a collateralized basis, over a similar term.  At December 31, 2020, the weighted-average remaining lease term for the Company’s operating leases was 3.3 years and the weighted-average discount rate was 6.59%.

The Company’s operating lease costs were $393 and $404 for the years ended December 31, 2020 and December 31, 2019, respectively.  The variable lease costs totaled $244 and $231 for the years ended December 31, 2020 and  December 31, 2019, respectively. As the Company elected not to separate lease and non-lease components for all classes of underlying assets and instead to account for them as a single lease component, the variable lease cost primarily represents variable payments such as common area maintenance and utilities.

Future minimum operating lease payments as of December 31, 2020 are as follows:

2021	$548
2022	536
2023	377
2024	250
Thereafter	-
Total future minimum rental commitments	1,711
Less - amounts representing interest	(179)
Total operating lease liabilities	$1,532